CALVERT BALANCED FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT EQUITY FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT MID-CAP FUND

CALVERT SMALL-CAP FUND

Supplement to Prospectus dated February 1, 2018

The following replaces “Administrative Fees” and “Sub-Transfer Agency and Related Services” under “Management of Fund Investments”:

Administrative Fees

Effective December 31, 2016, CRM serves as administrator of each Fund.  Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (“CIAS”), served as each Fund’s administrative services agent. The administrative fees (as a percentage of the Fund’s net assets) paid by each Fund to CIAS or CRM, net of waivers, for the fiscal year ended September 30, 2017 are as follows:

Fund	Class A and Class C	Class I(1)	Class R6 (annualized)(2)
Calvert Balanced Fund	0.12%	0.12%	N/A
Calvert Emerging Markets Equity Fund	0.12%	0.10%	0.12%
Calvert Equity Fund	0.12%	0.10%	0.12%
Calvert International Equity Fund	0.12%	0.12%	N/A
Calvert International Opportunities Fund	0.12%	0.12%	N/A
Calvert Mid-Cap Fund	0.12%	0.10%	N/A
Calvert Small-Cap Fund	0.12%	0.10%	N/A
(1)	The administrator agreed to contractually waive 0.02% of the administrative fee annually for Class I of Calvert Emerging Markets Fund, Calvert Equity Fund, Calvert Mid-Cap Fund and Calvert Small-Cap Fund through January 31, 2018.
(2)	Class R6 had not commenced operations prior to the Fund’s fiscal year ended September 30, 2017. The Funds are authorized to pay CRM an annual administrative services fee of 0.12%.

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Sub-Transfer Agency and Related Services

Eaton Vance provides sub-transfer agency and related services to Calvert mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement. For its services under the agreement, Eaton Vance receives an aggregate fee from such funds equal to its actual expenses incurred in performing such services.

February 22, 2018	28470 2.22.18